Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000090373
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,972		$ 11,901		$ 12,254		$ 12,102		$ 12,395		$ 12,215		$ 12,677		$ 13,370		$ 12,764		$ 13,324		$ 13,198		$ 11,830		$ 13,365		$ 13,518		$ 13,330		$ 14,148		$ 10,439		$ 12,534		$ 13,040		$ 15,137		$ 16,358		$ 17,713		$ 17,249	$ 19,030	$ 19,677	$ 16,144	$ 15,075	$ 17,078	$ 17,494	$ 17,267	$ 16,662	$ 18,205	$ 18,717	$ 18,474	$ 20,189	$ 18,266	$ 19,305	$ 19,942	$ 22,514	$ 23,648
C000159678
Account Value [Line Items]
Accumulated Value			500,000		548,619		595,028		613,260		605,681		620,357		611,890		635,033		670,352		639,934		668,631		662,317		594,174		670,804		679,056		669,625		711,328		525,158		630,674		656,750		762,381		824,162		892,739		869,880	960,718	993,519	815,632	762,014	863,582	885,510	874,546	844,879	922,916	949,886	938,045	1,025,535	928,481	982,073	1,014,898	1,146,868	1,205,183
C000219347
Account Value [Line Items]
Accumulated Value	$ 10,743	$ 10,000		$ 12,924		$ 13,482		$ 15,691		$ 16,984		$ 18,429		$ 17,985		$ 19,891		$ 20,606		$ 16,949		$ 15,868		$ 18,014		$ 18,495		$ 18,295		$ 17,706		$ 19,372		$ 19,975		$ 19,756		$ 21,648		$ 19,619		$ 20,784		$ 21,515		$ 24,352		$ 25,637
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value			10,000		10,024		10,123		10,660		10,786		11,532		12,024		12,647		13,372		13,244		13,314		13,884		12,113		13,588		14,079		14,075		15,335		12,059		14,376		15,545		17,828		18,643		20,021		19,810	21,133	20,000	16,868	15,717	17,252	18,512	19,656	18,987	21,082	22,810	23,464	25,016	24,769	24,441	27,258	29,336	30,302
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 501,191		$ 506,147		$ 532,982		$ 539,321		$ 576,579		$ 601,217		$ 632,373		$ 668,608		$ 662,179		$ 665,712		$ 694,184		$ 605,663		$ 679,402		$ 703,942		$ 703,759		$ 766,753		$ 602,935		$ 718,812		$ 777,254		$ 891,388		$ 932,137		$ 1,001,052		$ 990,498	$ 1,056,628	$ 999,984	$ 843,381	$ 785,865	$ 862,589	$ 925,608	$ 982,785	$ 949,345	$ 1,054,099	$ 1,140,497	$ 1,173,221	$ 1,250,816	$ 1,238,447	$ 1,222,044	$ 1,362,904	$ 1,466,796	$ 1,515,084
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	$ 10,810	$ 10,000		$ 12,888		$ 13,936		$ 15,982		$ 16,713		$ 17,948		$ 17,759		$ 18,945		$ 17,929		$ 15,121		$ 14,090		$ 15,466		$ 16,596		$ 17,621		$ 17,021		$ 18,899		$ 20,448		$ 21,035		$ 22,426		$ 22,205		$ 21,910		$ 24,436		$ 26,299		$ 27,164